SHARE-BASED COMPENSATION - RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSU shares
Unvested at beginning (in shares)	972,500	0
Granted (in shares)		988,750
Vested (in shares)	(234,688)
Forfeited (in shares)	(58,438)	(16,250)
Unvested at ending (in shares)	679,375	972,500
Weighted-Average Grant Date Fair Value
Unvested at beginning (in dollars per share)	$ 2.1	$ 0
Granted (in dollars per share)		2.1
Vested (in dollars per share)	2.1
Forfeited (in dollars per share)	2.1	2.1
Unvested at ending (in dollars per share)	$ 2.1	$ 2.1
Weighted Average Remaining Contractual Term
Unvested at beginning (in years)	2 years 6 months 21 days	3 years 6 months 21 days
Unvested at ending (in years)	2 years 6 months 21 days	3 years 6 months 21 days